Belmont Theta Income Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)
— 92.27%
Principal
Amount Fair Value
United States Treasury Bill, 0.08% , 11/4/2021 $ 2,000,000 $ 1,999,996
United States Treasury Bill, 0.06% , 12/2/2021 2,000,000 1,999,905
United States Treasury Bill, 0.06% , 12/30/2021 1,000,000 999,873
United States Treasury Bill, 0.04% , 1/27/2022 2,000,000 1,999,746
United States Treasury Bill, 0.03% , 3/24/2022 2,000,000 1,999,583
United States Treasury Bill, 0.02% , 5/19/2022 1,000,000 999,627
United States Treasury Bill, 0.04% , 8/11/2022 2,000,000 1,998,381
Total U.S. Government & Agencies (Cost $11,998,655) 11,997,111
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.04%
S & P 500 Index
(c)
89 $ 40,987,882 $ 4,825.00
November
2021 $ 5,340
PUT OPTIONS PURCHASED — 0.26%
S & P 500 Index
(c)
89 40,987,882 4,050.00
November
2021 34,265
Total Options Purchased (Cost
$53,627) 39,605
Total Investments — 92.57% (Cost $12,052,282) 12,036,716
Other Assets in Excess of Liabilities — 7.43% 965,458
NET ASSETS — 100.00% $ 13,002,174
(a) All of these securities are held as collateral for options.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
October 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (1.5 4 )%
S & P 500 Index
(a)
(89) $ (40,987,882) $ 4,660.00
November
2021 $ (200,250)
WRITTEN PUT OPTIONS (0.55)%
S & P 500 Index
(a)
(89) (40,987,882) 4,250.00
November
2021 (71,200)
Total Written Options (Premiums Received
$277,175) $ (271,450)
(a) Non-income producing security.